Related Party Balances and Transactions (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Related Party Balances and Transactions (Textual)
Revenues aggregated total amount		$ 55
Aggregate net amounts of lease and maintenance expenses	447	475
Administrative and IT services amount	15	15
Salary expenses	53	55
Revenues amount in AT&T engagement		$ 7,903
Affiliates amount of related party	164
Additional capital expenditures	$ 7